Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.
On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2016, AEP, I&M, PSO and SWEPCo recognized federal net income tax operating losses of $143 million, $20 million, $17 million and $37 million, respectively, which were driven primarily by bonus depreciation. As of December 31, 2016, AEP, I&M, PSO and SWEPCo had $50 million, $7 million, $6 million and $13 million, respectively, of unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2016 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2016 and 2015, AEP had $17 million and $59 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2016, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”
The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Federal Tax Legislation

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.  The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.
In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $2 million and $9 million in 2016 for AEP, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.
On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2016, AEP, I&M, PSO and SWEPCo recognized federal net income tax operating losses of $143 million, $20 million, $17 million and $37 million, respectively, which were driven primarily by bonus depreciation. As of December 31, 2016, AEP, I&M, PSO and SWEPCo had $50 million, $7 million, $6 million and $13 million, respectively, of unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2016 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2016 and 2015, AEP had $17 million and $59 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2016, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”
The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Federal Tax Legislation

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.  The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.
In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $2 million and $9 million in 2016 for AEP, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.
On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2016, AEP, I&M, PSO and SWEPCo recognized federal net income tax operating losses of $143 million, $20 million, $17 million and $37 million, respectively, which were driven primarily by bonus depreciation. As of December 31, 2016, AEP, I&M, PSO and SWEPCo had $50 million, $7 million, $6 million and $13 million, respectively, of unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2016 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2016 and 2015, AEP had $17 million and $59 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2016, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”
The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Federal Tax Legislation

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.  The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.
In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $2 million and $9 million in 2016 for AEP, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.
On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2016, AEP, I&M, PSO and SWEPCo recognized federal net income tax operating losses of $143 million, $20 million, $17 million and $37 million, respectively, which were driven primarily by bonus depreciation. As of December 31, 2016, AEP, I&M, PSO and SWEPCo had $50 million, $7 million, $6 million and $13 million, respectively, of unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2016 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2016 and 2015, AEP had $17 million and $59 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2016, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”
The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Federal Tax Legislation

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.  The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.
In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $2 million and $9 million in 2016 for AEP, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.

Public Service Co Of Oklahoma [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.
On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2016, AEP, I&M, PSO and SWEPCo recognized federal net income tax operating losses of $143 million, $20 million, $17 million and $37 million, respectively, which were driven primarily by bonus depreciation. As of December 31, 2016, AEP, I&M, PSO and SWEPCo had $50 million, $7 million, $6 million and $13 million, respectively, of unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2016 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2016 and 2015, AEP had $17 million and $59 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2016, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”
The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Federal Tax Legislation

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.  The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.
In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $2 million and $9 million in 2016 for AEP, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.

Southwestern Electric Power Co [Member]
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Credit)

The details of the Registrants’ income tax expense (credit) before discontinued operations as reported are as follows:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	3.2	—
Total State and Local	(31.8)	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$199.1	$67.5	$143.8	$54.4	$52.1

AEP	Years Ended December 31,
	2015	2014
	(in millions)
Federal:
Current	$107.3	$22.8
Deferred	774.8	800.1
Total Federal	882.1	822.9

State and Local:
Current	14.5	22.8
Deferred	23.0	56.9
Total State and Local	37.5	79.7

Income Tax Expense Before Discontinued Operations	$919.6	$902.6

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

The following is a reconciliation for each Registrant of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

AEP	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$618.0	$2,052.3	$1,638.0
Discontinued Operations (Net of Income Tax of $0, $6.2 and $39 in 2016, 2015 and 2014, Respectively)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit) Before Discontinued Operations	(73.7)	919.6	902.6
Pretax Income	$546.8	$2,688.2	$2,493.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$191.4	$940.9	$872.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	41.7	53.6	54.0
Investment Tax Credits, Net	(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net	(20.7)	24.4	54.3
Removal Costs	(39.8)	(28.8)	(23.9)
AFUDC	(44.8)	(51.6)	(41.8)
Valuation Allowance	(128.3)	17.2	(2.5)
U.K. Windfall Tax	(12.9)	—	—
Tax Adjustments	(43.9)	(20.1)	(10.1)
Other	(4.1)	(4.4)	12.8
Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$919.6	$902.6

Effective Income Tax Rate	(13.5)%	34.2%	36.2%

APCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$369.1	$340.6	$215.4
Income Tax Expense	199.1	194.3	154.9
Pretax Income	$568.2	$534.9	$370.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$198.9	$187.2	$129.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.3	19.8	23.5
Investment Tax Credits, Net	(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net	6.0	7.2	6.5
Removal Costs	(12.0)	(9.9)	(6.8)
AFUDC	(6.1)	(7.0)	(3.8)
Valuation Allowance	(1.7)	1.7	(2.5)
Other	(5.2)	(4.4)	9.0
Income Tax Expense	$199.1	$194.3	$154.9

Effective Income Tax Rate	35.0%	36.3%	41.8%

I&M	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$239.9	$204.8	$155.6
Income Tax Expense	67.5	96.1	79.6
Pretax Income	$307.4	$300.9	$235.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$107.6	$105.3	$82.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.7	9.5	12.9
Investment Tax Credits, Net	(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net	2.4	5.8	7.7
Removal Costs	(21.3)	(12.6)	(11.3)
AFUDC	(7.3)	(6.2)	(10.0)
Tax Adjustments	(14.2)	(4.2)	1.2
Other	(1.7)	1.8	1.7
Income Tax Expense	$67.5	$96.1	$79.6

Effective Income Tax Rate	22.0%	31.9%	33.8%

OPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$282.2	$232.7	$216.4
Income Tax Expense	143.8	126.5	132.2
Pretax Income	$426.0	$359.2	$348.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$149.1	$125.7	$122.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.1	8.2	6.7
Investment Tax Credits, Net	—	(0.1)	(0.2)
State and Local Income Taxes, Net	3.8	0.7	8.8
Other	(16.2)	(8.0)	(5.1)
Income Tax Expense	$143.8	$126.5	$132.2

Effective Income Tax Rate	33.8%	35.2%	37.9%

PSO	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$100.0	$92.5	$86.9
Income Tax Expense	54.4	51.3	50.6
Pretax Income	$154.4	$143.8	$137.5

Income Taxes on Pretax Income at Statutory Rate (35%)	$54.0	$50.3	$48.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.8	0.5	0.2
Investment Tax Credits, Net	(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net	4.2	5.1	4.8
AFUDC	(2.2)	(3.1)	(1.1)
Other	(1.0)	0.3	(0.6)
Income Tax Expense	$54.4	$51.3	$50.6

Effective Income Tax Rate	35.2%	35.7%	36.8%

SWEPCo	Years Ended December 31,
	2016	2015	2014
	(in millions)
Net Income	$169.7	$196.0	$144.6
Income Tax Expense	52.1	84.8	66.4
Pretax Income	$221.8	$280.8	$211.0

Income Taxes on Pretax Income at Statutory Rate (35%)	$77.6	$98.3	$73.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.2	3.1	2.9
Depletion	(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net	(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net	(14.7)	4.8	3.1
AFUDC	(3.9)	(9.2)	(4.2)
Other	(3.4)	(5.3)	(3.7)
Income Tax Expense	$52.1	$84.8	$66.4

Effective Income Tax Rate	23.5%	30.2%	31.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$2,753.0	$2,503.9
Deferred Tax Liabilities	(14,637.4)	(14,237.1)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

Property Related Temporary Differences	$(8,758.1)	$(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)	(263.5)
Deferred State Income Taxes	(976.6)	(872.0)
Securitized Assets	(535.6)	(633.2)
Regulatory Assets	(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7	72.2
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Net Operating Loss Carryforward	101.2	39.6
Tax Credit Carryforward	45.1	85.0
Valuation Allowance	(1.8)	(130.0)
All Other, Net	8.6	(9.8)
Net Deferred Tax Liabilities	$(11,884.4)	$(11,733.2)

APCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$413.5	$412.9
Deferred Tax Liabilities	(3,085.8)	(2,939.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

Property Related Temporary Differences	$(2,031.9)	$(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)	(68.2)
Deferred State Income Taxes	(319.3)	(308.7)
Regulatory Assets	(159.9)	(169.1)
Securitized Assets	(106.9)	(114.8)
Deferred Income Taxes on Other Comprehensive Loss	4.5	1.5
Tax Credit Carryforward	11.7	19.2
All Other, Net	2.6	(20.9)
Net Deferred Tax Liabilities	$(2,672.3)	$(2,527.0)

I&M	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$912.9	$837.4
Deferred Tax Liabilities	(2,440.3)	(2,198.9)
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

Property Related Temporary Differences	$(579.4)	$(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)	(42.7)
Deferred State Income Taxes	(158.7)	(124.8)
Deferred Income Taxes on Other Comprehensive Loss	8.8	9.0
Accrued Nuclear Decommissioning	(666.8)	(614.6)
Regulatory Assets	(81.0)	(70.2)
Net Operating Loss Carryforward	7.1	—
All Other, Net	(7.0)	3.4
Net Deferred Tax Liabilities	$(1,527.4)	$(1,361.5)

OPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$232.4	$162.4
Deferred Tax Liabilities	(1,578.5)	(1,545.6)
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

Property Related Temporary Differences	$(1,090.8)	$(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)	(44.6)
Deferred State Income Taxes	(34.6)	(34.4)
Regulatory Assets	(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)	(117.4)
All Other, Net	116.2	58.3
Net Deferred Tax Liabilities	$(1,346.1)	$(1,383.2)

PSO	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$153.8	$141.2
Deferred Tax Liabilities	(1,212.6)	(1,113.0)
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

Property Related Temporary Differences	$(927.3)	$(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)	(2.2)
Deferred State Income Taxes	(128.5)	(117.0)
Regulatory Assets	(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6	46.6
Net Operating Loss Carryforward	16.5	7.1
Tax Credit Carryforward	—	0.6
All Other, Net	2.5	11.6
Net Deferred Tax Liabilities	$(1,058.8)	$(971.8)

SWEPCo	December 31,
	2016	2015
	(in millions)
Deferred Tax Assets	$230.5	$194.7
Deferred Tax Liabilities	(1,837.4)	(1,594.5)
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

Property Related Temporary Differences	$(1,445.2)	$(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)	(47.8)
Deferred State Income Taxes	(175.1)	(132.3)
Regulatory Assets	(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1	5.0
Impairment Loss - Turk Plant	20.3	20.7
Net Operating Loss Carryforward	40.3	19.7
Tax Credit Carryforward	0.1	0.7
All Other, Net	36.5	35.4
Net Deferred Tax Liabilities	$(1,606.9)	$(1,399.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss and the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.
On the basis of this evaluation, AEP recorded a valuation allowance of $17 million in the fourth quarter of 2015 related to the expected expiration of charitable contribution carryforward deductions and realized capital losses. In the fourth quarter of 2015 AEP also reversed a valuation allowance originally recorded in the third quarter of 2015 of $156 million attributable to the unrealized capital loss associated with the excess tax basis of the stock over the book value of AEP’s investment in the operations of AEPRO. With the sale of AEPRO in the fourth quarter of 2015, AEP recorded a valuation allowance of $48 million attributable to realized capital losses from the sale. As of December 31, 2015 there was a valuation allowance of $130 million recorded against AEP’s deferred tax asset balance.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrants accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

AEP and subsidiaries file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine their tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2016, AEP, I&M, PSO and SWEPCo recognized federal net income tax operating losses of $143 million, $20 million, $17 million and $37 million, respectively, which were driven primarily by bonus depreciation. As of December 31, 2016, AEP, I&M, PSO and SWEPCo had $50 million, $7 million, $6 million and $13 million, respectively, of unrealized federal net operating loss carryforward tax benefits. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2036. AEP, PSO and SWEPCo also have state net income tax operating loss carryforwards as of December 31, 2016 as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Arkansas	$16.7	2021
AEP	Kentucky	89.7	2036
AEP	Louisiana	509.1	2036
AEP	Missouri	6.3	2036
AEP	Oklahoma	529.9	2036
PSO	Oklahoma	273.2	2036
SWEPCo	Arkansas	16.2	2021
SWEPCo	Louisiana	508.3	2036
SWEPCo	Oklahoma	4.2	2036

Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013, AEP had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2016 and 2015, AEP had $17 million and $59 million, respectively, of uncertain tax positions netted against deferred tax liabilities.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2016, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2032 through 2036.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$53.6	$34.3	$26.6	$26.6
APCo	11.7	4.5	—	—
I&M	9.0	8.5	—	—
OPCo	8.6	—	—	—
PSO	—	—	26.6	26.6
SWEPCo	0.1	—	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  AEP filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, AEP recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  In the first quarter of 2017, AEP received the tax refund related to the U.K. Windfall Tax, including interest through the date of the refund.

The Registrants recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”
The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.9	$—	$—	$0.1	$0.1	$0.2
Interest Income	1.2	—	—	—	—	—
Reversal of Prior Period Interest Expense	2.0	0.2	0.3	0.2	0.1	0.2

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	Years Ended December 31,
	2016		2015
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$2.9	$5.8	$44.7	$7.2
APCo	—	0.1	—	—
I&M	—	0.9	—	0.6
OPCo	—	1.7	—	0.6
PSO	0.6	—	—	0.4
SWEPCo	0.1	—	—	1.4

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$—	$3.8	$6.9	$0.1	$1.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2016	2015	2014
	(in millions)
AEP	$15.8	$100.2	$97.2
APCo	—	0.2	—
I&M	2.5	1.6	1.6
OPCo	4.4	4.5	4.5
PSO	0.1	0.9	0.9
SWEPCo	0.8	6.0	4.9

Federal Tax Legislation

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrants’ net income or financial condition but did have a favorable impact on cash flows in 2015.

The Protecting Americans from Tax Hikes Act of 2015 (PATH) included an extension of the 50% bonus depreciation for three years through 2017, phasing down to 40% in 2018 and 30% in 2019. PATH also provided for the extension of research and development, employment and several energy tax credits for 2015. PATH also includes provisions to extend the wind energy production tax credit through 2016 with a three-year phase-out (2017-2019), and to extend the 30% temporary solar investment tax credit for three years through 2019 and with a two-year phase-out (2020-2021). PATH also provided for a permanent extension of the Research and Development tax credit. The enacted provisions did not materially impact the Registrants’ net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrants’ net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012, with the final reduction occurring in years beginning after June 30, 2015. Additional legislation was passed by the state of Indiana reducing the corporate income tax rate from 6.5% in 2016 to 4.9% beginning after June 30, 2016 with the final reduction occurring in years beginning after June 30, 2021. The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.  The legislation did not materially impact the Registrants’ net income, cash flows or financial condition.

House Bill 32 was passed by the state of Texas in June 2015, permanently reducing the Texas income/franchise tax rate from 0.95% to 0.75% effective January 1, 2016, applicable to reports originally due on or after the effective date. The Texas income/franchise tax rate had been scheduled to return to 1% in 2016. The enacted provision did not materially impact the Registrants’ net income, cash flows, or financial condition.
In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $2 million and $9 million in 2016 for AEP, PSO and SWEPCo, respectively.

In March 2016, Louisiana enacted several tax bills impacting income taxes, franchise taxes and sales taxes. The income tax provisions limit the use of Louisiana net operating losses and the sales tax provisions increase the sales tax rate and suspend or eliminate certain exemptions. The legislation is not expected to materially impact the Registrants’ net income, cash flows or financial condition.